SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through April 30, 2026, which is the date the consolidated financial statements were available to be issued and has determined that there are no material subsequent events that require recognition or disclosure in the accompanying consolidated financial statements other than those following.

On April 24, 2026, the Company entered into an Agreement and Plan of Merger with Clean World Ventures, Inc. (“CWV”) and its wholly owned subsidiary, pursuant to which the subsidiary will merge with and into CWV, with CWV surviving as a wholly owned subsidiary of the Company. The transaction is intended to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Upon completion of the merger, CWV equity holders will receive shares of the Company’s common stock in exchange for their CWV shares, and CWV equity awards will be converted into comparable Company awards. On a pro forma basis, CWV stockholders are expected to own approximately 98% of the combined company, with existing Company stockholders owning approximately 2%. The transaction is subject to customary closing conditions, including approval by the stockholders of both companies, Nasdaq approval, and the effectiveness of a registration statement on Form S-4, as well as approval of certain related matters by the Company’s stockholders. The merger has been approved by the board of directors of both companies and is expected to close in the third quarter of 2026. Upon closing, CWV is expected to designate the board of directors and management of the combined company.

NOTE 16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events for recognition and disclosure through April 10, 2026, which is the date the consolidated financial statements were available to be issued and has determined that there are no material subsequent events that require recognition or disclosure in the accompanying consolidated financial statements other than those following.

On March 19, 2026, the Company received a deficiency letter (the “Letter”) from the Listing Qualifications Department (the “Staff”) of Nasdaq notifying the Company that, for the preceding 30 consecutive business days, the closing bid price of the Company’s common stock remained below the minimum $1.00 per share requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”).

In addition, the Letter noted that the Company effected a 1-for-110 reverse stock split on October 2, 2024, and a 1-for-10 reverse stock split on April 4, 2025, making the cumulative reverse stock split ratio 1-for-1100 (the “Reverse Splits”) over the last two years. As a result of the Reverse Splits, the Company is not eligible for the 180-day compliance period set forth in Rule 5810(c)(3)(A) because the Reverse Splits have a cumulative ratio of over 1-for-250.

The notification has no immediate effect on the Company’s Nasdaq listing and the Company’s common stock will continue to trade on Nasdaq under the ticker symbol “SOBR.” In addition, it does not affect the Company’s business, operations or reporting requirements with the Securities and Exchange Commission.

The Company timely appealed the Staff’s determination and intends to submit a plan to the hearings panel (the “Panel”) to regain compliance with the Bid Price Requirement, and if necessary, effect a reverse stock split. The hearing request will automatically stay any suspension or delisting action pending the hearing and the expiration of any additional extension period granted by the Panel following the hearing. However, there can be no assurance that the Company will regain compliance with the Bid Price Requirement or otherwise maintain compliance with any of the other listing requirements.